Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 5,712	$ 3,923
Receivables	1,751	2,390
Inventories	693	684
Other financial assets	229	185
Tax receivable	114	288
Other assets	123	93
Total current assets	8,622	7,563
Non-current assets
Receivables	823	876
Inventories	288	213
Other financial assets	64	118
Exploration and evaluation assets	790	721
Property, plant and equipment	46,555	42,636
Deferred tax assets	2,658	2,393
Lease assets	1,428	1,291
Investments accounted for using the equity method	260	249
Intangible assets	4,853	4,826
Other assets	160	378
Total non-current assets	57,879	53,701
Total assets	66,501	61,264
Current liabilities
Payables	1,841	2,185
Interest-bearing liabilities	782	990
Other financial liabilities	8	139
Provisions	1,212	1,322
Tax payable	539	308
Lease liabilities	159	189
Other liabilities	876	724
Total current liabilities	5,417	5,857
Non-current liabilities
Interest-bearing liabilities	11,181	9,007
Deferred tax liabilities	1,182	1,497
Other financial liabilities	212	379
Provisions	6,655	6,225
Tax payable	10	28
Lease liabilities	1,600	1,434
Other liabilities	401	684
Total non-current liabilities	21,241	19,254
Total liabilities	26,658	25,111
Net assets	39,843	36,153
Equity
Issued and fully paid shares	29,036	29,001
Shares reserved for employee share plans	(82)	(58)
Other reserves	6,382	4,108
Retained earnings	578	2,348
Equity attributable to equity holders of the parent	35,914	35,399
Non-controlling interest	3,929	754
Total equity	$ 39,843	$ 36,153